Condensed Consolidated Statement of Stockholders' Equity/Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance value at Dec. 31, 2020	$ 36		$ 15,858,240	$ (20,870,713)	$ (5,012,437)
Balance, shares at Dec. 31, 2020	36,404
Common stock issued as compensation	$ 22		2,502,423		2,502,445
Common stock issued as compensation, shares	21,852
Issuance of preferred stock Series A		100	(100)
Issuance of preferred stock Series B		50	547,455		547,505
Conversion of debt	$ 4	227	2,691,710		2,691,941
Conversion of debt, shares	3,853
Debt converted into warrants			974,113		974,113
Sale of common stock, net	$ 2		224,998		225,000
Sale of common stock, net, shares	1,786
Net loss				(6,098,944)	(6,098,944)
Balance, value at Dec. 31, 2021	$ 64	377	22,798,839	(26,969,657)	(4,170,377)
Balance, shares at Dec. 31, 2021	63,895
Common stock issued as compensation	$ 9		969,526		969,535
Common stock issued as compensation, shares	9,345
Sale of common stock, net	$ 106		9,038,350		9,038,456
Sale of common stock, net, shares	106,345
Net loss				(2,628,237)	(2,628,237)
Preferred stock converted into common stock	$ 10	(202)	192
Preferred stock converted into common stock, shares	10,068
Conversion of debt into warrants			1,566,559		1,566,559
Balance, value at Mar. 31, 2022	$ 189	175	34,373,466	(29,597,894)	4,775,936
Balance, shares at Mar. 31, 2022	189,653
Balance value at Dec. 31, 2021	$ 64	377	22,798,839	(26,969,657)	(4,170,377)
Balance, shares at Dec. 31, 2021	63,895
Common stock issued as compensation	$ 4		60,996		61,000
Common stock issued as compensation, shares	4,000
Debt converted into warrants			1,566,559		1,566,559
Sale of common stock, net	$ 106		9,038,350		9,038,456
Sale of common stock, net, shares	106,345
Net loss				(7,143,153)	(7,143,153)
Issuance of common stock to pay for expenses	$ 10		969,525		969,535
Issuance of common stock to pay for expenses, shares	9,345
Preferred stock converted into common stock	$ 10	(202)	192
Preferred stock converted into common stock, shares	10,068
Sale of common stock	$ 20		565,315		565,335
Sale of common stock, shares	20,372
Sale of pre-funded common stock warrants $27.50 per share, exercise price of $0.25			12,322,542		12,322,542
Prefunded common stock warrant offering costs and fees			(1,972,578)		(1,972,578)
Exercise of $27.50 prefunded warrants	$ 448		111,577		112,025
Exercise of pre-funded warrants, shares	448,096
Exercise of $103.75 prefunded warrants	$ 15		3,760		3,775
Exercise of pre-funded warrants, shares	15,099
Balance, value at Dec. 31, 2022	$ 677	175	45,465,077	(34,112,810)	11,353,119
Balance, shares at Dec. 31, 2022	677,221
Net loss				(227,055)	(227,055)
Balance, value at Mar. 31, 2023	$ 677	$ 175	$ 45,465,077	$ (34,339,865)	$ 11,126,064
Balance, shares at Mar. 31, 2023	677,221